Consolidated Statements of Stockholders Deficit (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Shares to be issued	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2021		98,971,300	10,000,000
Balance, amount at Dec. 31, 2021	$ (1,988,728)	$ 9,896	$ 1,000	$ 5,000	$ 2,585,308	$ (4,589,932)
Reg D subscriptions, shares		18,160,000
Reg D subscriptions, amount	1,811,001	$ 1,817	0	(5,000)	1,814,184	0
Shares issued for settlement of accounts payable, shares		2,380,000
Shares issued for settlement of accounts payable, amount	278,000	$ 238	0	40,000	237,762	0
Shares issued for services, shares		8,350,000
Shares issued for services, amount	835,000	$ 835	0	0	834,165	0
Shares issued in connection with convertible debt, shares		20,000
Shares issued in connection with convertible debt, amount	2,000	$ 2	0	0	1,998	0
Shares to be issued for Reg D subscriptions	10,000	0	0	10,000	0	0
Net loss	(2,752,487)	0	0	0	0	(2,752,487)
Shares issued in connection with convertible debt, amount	0
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	50,000	5,473,417	(7,342,419)
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000
Net loss	(363,959)					(363,959)
Shares to be issued for Reg D subscriptions, shares		600,000
Shares to be issued for Reg D subscriptions, amount	69,000	$ 60		9,000	59,940
Shares issued for services amount	16,000			10,000	6,000
Balance, amount at Mar. 31, 2023	(2,084,173)	$ 12,848	$ 1,000	69,000	5,539,357	(7,706,378)
Balance, shares at Mar. 31, 2023		128,481,300	10,000,000
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	50,000	5,473,417	(7,342,419)
Net loss	(1,137,234)
Shares issued in connection with convertible debt, amount	45,000
Balance, amount at Sep. 30, 2023	(2,692,448)	$ 13,009	$ 1,000	50,000	5,723,196	(8,479,653)
Balance, shares at Sep. 30, 2023		130,091,300	10,000,000
Balance, shares at Dec. 31, 2022		127,881,300	10,000,000
Balance, amount at Dec. 31, 2022	(1,805,214)	$ 12,788	$ 1,000	50,000	5,473,417	(7,342,419)
Shares issued for services, shares		1,570,000
Shares issued for services, amount	157,000	$ 157	0	0	156,843	0
Shares issued in connection with convertible debt, shares		200,000
Shares issued in connection with convertible debt, amount	55,000	$ 20	0	0	54,980	0
Net loss	(1,447,769)		0	0	0	(1,447,769)
Shares to be issued for Reg D subscriptions, shares		730,000
Shares to be issued for Reg D subscriptions, amount	73,000	$ 73	0	0	72,927	0
Shares issued as consideration for execution of promissory notes, shares		16,250
Shares issued as consideration for execution of promissory notes, amount	1,623	$ 2	0		1,621
Shares issued in connection with convertible debt, amount	55,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	50,000	5,759,788	(8,790,188)
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000
Balance, shares at Mar. 31, 2023		128,481,300	10,000,000
Balance, amount at Mar. 31, 2023	(2,084,173)	$ 12,848	$ 1,000	69,000	5,539,357	(7,706,378)
Reg D subscriptions, shares		130,000
Reg D subscriptions, amount	13,000	$ 13	0	0	12,987	0
Shares issued for services, shares		660,000
Shares issued for services, amount	60,000	$ 66	0	0	59,934	0
Net loss	(373,101)	$ 0	0	0	0	(373,101)
Shares to be issued for Reg D subscriptions	(9,000)			(9,000)
Shares to be issued for Services	(10,000)			(10,000)
Shares issued in connection with convertible debt, shares		120,000
Shares issued in connection with convertible debt, amount	35,000	$ 12	0	0	34,988	0
Balance, amount at Jun. 30, 2023	(2,368,274)	$ 12,939	$ 1,000	50,000	5,647,266	(8,079,479)
Balance, shares at Jun. 30, 2023		129,391,300	10,000,000
Shares issued for services, shares		660,000
Shares issued for services, amount	66,000	$ 66	$ 0	0	65,934	0
Net loss	(400,174)	$ 0	0	0	0	(400,174)
Shares issued in connection with convertible debt, shares		40,000
Shares issued in connection with convertible debt, amount	10,000	$ 4	0	0	9,996	0
Balance, amount at Sep. 30, 2023	(2,692,448)	$ 13,009	$ 1,000	50,000	5,723,196	(8,479,653)
Balance, shares at Sep. 30, 2023		130,091,300	10,000,000
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	50,000	5,759,788	(8,790,188)
Net loss	(496,619)					(496,619)
Shares issued as consideration for execution of promissory notes, shares		50,000
Shares issued as consideration for execution of promissory notes, amount	5,000	$ 5	0	0	4,995	0
Shares to be issued for Services	86,000	$ 86	0	0	85,914	0
Shares issued in connection with convertible debt, shares		140,000
Shares issued in connection with convertible debt, amount	35,000	$ 14	0	0	34,986	0
Shares to be issued for Services, shares		860,000
Retirement of founder shares, shares		(25,000,000)
Retirement of founder shares, amount	0	$ (2,500)			2,500
Warrants issued for services	77,623				77,623
Balance, amount at Mar. 31, 2024	(3,259,356)	$ 10,645	$ 1,000	50,000	5,965,806	(9,286,807)
Balance, shares at Mar. 31, 2024		106,447,550	10,000,000
Balance, shares at Dec. 31, 2023		130,397,550	10,000,000
Balance, amount at Dec. 31, 2023	(2,966,360)	$ 13,040	$ 1,000	50,000	5,759,788	(8,790,188)
Net loss	(1,089,953)
Shares issued in connection with convertible debt, amount	491,786
Balance, amount at Sep. 30, 2024	(3,339,529)	$ 12,763	$ 1,000	50,000	6,476,849	(9,880,141)
Balance, shares at Sep. 30, 2024		109,081,270	10,000,000
Balance, shares at Mar. 31, 2024		106,447,550	10,000,000
Balance, amount at Mar. 31, 2024	(3,259,356)	$ 10,645	$ 1,000	50,000	5,965,806	(9,286,807)
Net loss	(235,012)					(235,012)
Shares to be issued for Services	12,000	$ 120	0	0	11,880	0
Shares issued in connection with convertible debt, shares		2,415,720
Shares issued in connection with convertible debt, amount	456,786	$ 1,900	0	0	454,886	0
Shares to be issued for Services, shares		120,000
Warrants issued for services	15,884				15,884
Shares issued as AP, shares		18,000
Shares issued as AP, amount	4,500	$ 18	0	0	4,482	0
Balance, amount at Jun. 30, 2024	(3,005,198)	$ 12,683	$ 1,000	50,000	6,452,938	(9,521,819)
Balance, shares at Jun. 30, 2024		109,001,270	10,000,000
Net loss	(358,322)					(358,322)
Shares issued for services amount	4,000	$ 40	$ 0	0	3,960	0
Warrants issued for services	9,991				9,991
Shares issued as AP, shares		40,000
Shares issued as AP, amount	10,000	$ 40	0	0	9,960	0
Shares issued for services, shares		40,000
Balance, amount at Sep. 30, 2024	$ (3,339,529)	$ 12,763	$ 1,000	$ 50,000	$ 6,476,849	$ (9,880,141)
Balance, shares at Sep. 30, 2024		109,081,270	10,000,000